UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21385

Foresight Funds, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

24695 Deer Ridge Ln. Athens, AL               35613
------------------------------------------------------
(Address of principal executive offices)    (Zip code)

Michael M. Bissell 24695 Deer Ridge Ln. Athens, AL 35613
--------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 256-230-0783

Date of fiscal year end: 12/31/05

Date of reporting period: 06/30/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.



                              Foresight Value Fund

                       Finance Your Future With Foresight

                             24695 Deer Ridge Lane
                                Athens, AL 35613


                               SEMI-ANNUAL REPORT
                                 June 30, 2005

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005


Dear Fellow Shareholders:
Have you ever taken a ride on one of those "kiddie" roller coasters, the type they set up in local shopping center parking lots? That experience would pretty well describe the performance of the Fund's investments over the past six months
- a series of small ups and downs, ending back where we started! Well, almost back where we started, as the Fund managed a small positive total return of 0.29%, outperforming the negative -0.81% year-to-date total return for the S&P 500 Index (an unmanaged, capitalization-weighted index of the common stocks of 500 major U.S. corporations). A more meaningful indicator of performance, although still relatively short-term, is the Fund's total cumulative return since its inception of 18.28%, significantly outperforming the total cumulative return for the S&P 500 Index of 8.17% over the same period.
The graph and chart on the next page compare the performance of the Fund with the S&P 500 Index. The graph compares the growth of a hypothetical $10,000 invested in the Fund and the S&P 500 Index from the Fund's inception date of January 15, 2004 through June 30, 2005. The chart compares total returns from December 31, 2004 through June 30, 2005 (most recent six months), for the past year and from the Fund's inception date of January 15, 2004 through June 30, 2005. Both presentations assume that dividends and capital gain distributions are reinvested. The Fund's returns are net of expenses, whereas the S&P 500 Index returns assume no expenses are incurred by investors.

The relatively flat performance of the market averages over the past six months in conjunction with continued increases, on average, in the earnings reported by market components, has resulted in improving market valuation levels. Nevertheless, there continues to be a dearth of equities that we would consider to be sufficiently undervalued for investment. However, we did add two new positions to the portfolio since our December 31 report and increased our holdings in four others.

The new additions to the portfolio were Aspen Insurance Holdings and General Motors. Aspen Insurance Holdings, based in Bermuda, provides property and casualty insurance and reinsurance, primarily in the United Kingdom and the United States. Their stock has been trading near book

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005

               Comparison of the Growth of a $10,000 Investment in the
                     Foresight Value Fund and the S&P 500 Index

                                [GRAPH OMITTED]

                                  Foresight Value Fund    S&P 500 Index
                                  --------------------    -------------

     01/15/04 Inception Date            $10,000              $10,000
     06/30/04                           $10,800              $10,174
     12/31/04                           $11,794              $10,906
     06/30/05                           $11,828              $10,817



                      Total Returns (Dividends Reinvested)
                          Periods Ending June 30, 2005


                                 Most Recent     1 Year     Since Inception
                                 Six Months                (January 15, 2004)
                                 ------------   --------   ------------------

     Foresight Value Fund           0.29%        9.52%           12.18%

     S&P 500 Index                 -0.81%        6.32%            5.53%


Past performance does not predict future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. "Most Recent Six Months" figures are not annualized. "Since Inception" figures are average annual returns.

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005

value and at what we consider to be a low price to earnings ratio. General Motors is the world's largest manufacturer of automobiles. On March 16, General Motors significantly lowered their guidance for first quarter and full year earnings, which resulted in a sharp drop in their share price. This news adversely affected the whole automotive sector, including our position in Dura Automotive Systems. We decided to sell our position in Dura in exchange for a purchase of General Motors stock at a price we considered to be attractive. This allowed us to realize a capital loss in Dura, which could be used to offset future capital gains, while reinvesting in what we believe to be another undervalued company in the depressed automotive industry. General Motors has a large off-balance sheet postretirement benefit liability and the costs of funding pension and postretirement benefits has been a disadvantage in competing with some foreign manufacturers who do not face similar expenses. We believe that employees and unions will come to realize that it is in their interest to come to an agreement with their employer and either reduce benefits, or share in their cost, thus returning the company to profitability. Furthermore, if General Motors were separated into its automotive manufacturing segment and its profitable financial services segment, and if the automotive segment was assumed to have zero value, the tangible book value of the remaining financial services segment would significantly exceed the price we paid for our position.

Positions which have been eliminated from the portfolio include Wellpoint, Dura Automotive Systems and Reliant Energy. The sale of Dura was discussed above. Wellpoint and Reliant Energy were sold at prices that were approaching what we considered to be their intrinsic values. Wellpoint and Reliant Energy have both continued to appreciate in price since we sold our positions, highlighting the fact that it is nearly impossible to predict an exact peak in a stock's price. Nevertheless, we continue to believe that it is preferable to sell early in order to maintain a "margin of safety" between our estimate of a security's intrinsic value and the price at which it is trading.

Some of our top performing investments over the past six months have been Constellation Brands, General Motors, El Paso, Seitel and Whiting Petroleum. Constellation Brands is a leading producer and marketer of wines, beers and spirits. They have benefited from the increasing popularity of wines and a correspondingly improving pricing environment. General Motors' share price surged shortly after our purchase, but not because word got out of our interest

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005

in the stock! The price increase was due to investor Kirk Kerkorian's Tracinda Corporation's tender offer to purchase up to 28 million shares of General Motors common stock at a price of $31 per share. Kerkorian's Tracinda, which initially owned 22 million shares, or 3.9%, of General Motors' outstanding shares, said it would try to bring its stake to 50 million shares, or 8.8% of the total.
El Paso, Seitel and Whiting Petroleum have all benefited from the surge in oil and gas prices. El Paso is not only a producer of oil and gas, but also owns and operates one of the nation's largest networks of oil and natural gas pipelines. Sietel provides seismic data and related geophysical services to the oil and gas industry in North America. Whiting Petroleum is engaged in the exploration and production of oil and natural gas in North America.

On the down side, our holdings in Dura Automotive Systems and OCA were our poorest performers. Dura's decline in price was discussed above. OCA, a service provider to orthodontic and pediatric dental practices, has suffered a major decline in market value due to delays in filing its 2004 annual report and its first 2005 quarterly report with the SEC. The company also stated that they are investigating accounting errors made in preceding years and have recently replaced the company's CFO and put on administrative leave the company's COO. Despite these concerns, we believe that OCA is currently trading below our estimate of its intrinsic value. Our estimate of intrinsic value assumes that current operations have not deteriorated significantly since the last quarterly report and that restatements will not exceed our worst case assumptions.

We expect the United States' economy to remain in the same moderate growth mode it has experienced to date this year, barring any acceleration in the increase of short-term interest rates, and assuming relatively stable commodity and energy prices. An old concern has recently resurfaced, that being global terrorism, as evidenced by the recent bombings in London and Egypt. Although devastating for those directly involved and their families, and horrific for the rest of us to witness, they were for the most part taken in stride by world markets. However, there is no guarantee that any future terrorist actions, particularly if of major economic impact, would have the same benign effect on markets or our Fund's performance.

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005

If you have any questions or comments concerning the Fund, our strategies, our portfolio of securities and the financial results presented, or to obtain a current prospectus, please do not hesitate to give us a call at 1-877-FSV-FUND.


Sincerely yours,


/s/ Michael M. Bissell


Michael M. Bissell, CFA
President
Foresight Funds, Inc.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005

                    Portfolio Holdings by Industry Sector
              Percent of Total Investments as of June 30, 2005


                       Basic Materials .......... 17.05%
                       Conglomerates ............  0.00%
                       Consumer Goods ........... 28.63%
                       Financial ................ 21.41%
                       Healthcare ...............  9.70%
                       Industrial Goods .........  0.00%
                       Services ................. 19.09%
                       Technology ...............  3.38%
                       Utilities ................  0.00%
                       Cash Equivalents .........  0.74%


Expense Example

As a shareholder in the Fund, you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from January 1, 2005 through June 30, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
                                                                               x
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, which, although they do not apply to our no-load Fund, may apply to other funds. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



	                        Beginning        Ending       Expenses
                                 Account         Account        Paid
                                  Value           Value        During
                                 1/1/2005       6/30/2005      Period*
                                ---------       ---------     --------

Actual	                        $1,000.00	$1,002.89	$6.11

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.17	$6.26



* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005

                             Schedule of Investments
                            June 30, 2005 (Unaudited)


                                                      SHARES        MARKET VALUE
                                                      ------        ------------
COMMON STOCKS - 98.91%


     AUTO MANUFACTURERS (MAJOR) - 7.13%

     General Motors Corp. ...........................   2000           $  68,000
                                                                       ---------
     BEVERAGES (ALCOHOLIC) - 1.86%

     Constellation Brands, Inc. CL A * ..............    600           $  17,700
                                                                       ---------
     BUSINESS SERVICES - 4.39%

     Iron Mountain Incorporated* ....................   1350           $  41,877
                                                                       ---------
     BUSINESS SOFTWARE & SERVICES - 3.37%

     First Data Corporation .........................    800           $  32,112
                                                                       ---------
     CIGARETTES - 4.07%

     Altria Group, Inc. .............................    600           $  38,796
                                                                       ---------
     COPPER - 4.71%

     Freeport McMoran Copper & Gold CL B ............   1200           $  44,928
                                                                       ---------
     DRUG MANUFACTURERS (MAJOR) - 8.68%

     Pfizer Inc. ....................................   3000           $  82,740
                                                                       ---------
     INSURANCE (ACCIDENT & HEALTH) - 5.77%

     UnumProvident Corp. .............................  3000           $  54,960
                                                                       ---------
     INSURANCE (BROKERS) - 3.30%

     Brown & Brown, Inc. ............................    700           $  31,458
                                                                       ---------
     INSURANCE (LIFE) - 4.05%

     Aegon NV ADR ** ................................   3000           $  38,610
                                                                       ---------

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005


                                                      SHARES        MARKET VALUE
                                                      ------        ------------
     INSURANCE (PROPERTY & CASUALTY) - 4.34%

     Aspen Insurance Holdings, Ltd. ** ..............   1500           $  41,340
                                                                       ---------
     MEAT PRODUCTS - 4.77%

     Sanderson Farms, Inc. ..........................   1000           $  45,440
                                                                       ---------
     MONEY CENTER BANKS - 3.88%

     Citigroup, Inc. ................................    800           $  36,984
                                                                       ---------
     OIL & GAS DRILLING & EXPLORATION - 3.81%

     Whiting Petroleum Corporation * ................   1000           $  36,310
                                                                       ---------
     OIL & GAS EQUIPMENT & SERVICES - 3.63%

     Seitel, Inc.* ..................................  23704           $  34,608
                                                                       ---------
     OIL & GAS PIPELINES - 4.83%

     El Paso Corporation ............................   4000           $  46,080
                                                                       ---------
     PERSONAL SERVICES - 3.67%

     H & R Block, Inc. ..............................    600           $  35,010
                                                                       ---------
     PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 2.25%

     Eastman Kodak Company ..........................    800           $  21,480
                                                                       ---------
     RETAIL (APPAREL) - 2.29%

     The Gap, Inc. ..................................   1100           $  21,725
                                                                       ---------
     RETAIL (AUTO PARTS) - 4.85%

     Autozone, Inc.* ................................    500           $  46,230
                                                                       ---------
     RETAIL (MUSIC & VIDEO) - 3.83%

     Blockbuster, Inc. CL A .........................   4000           $  36,480
                                                                       ---------

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005


     RUBBER & PLASTICS - 4.698%

     Goodyear Tire & Rubber Company * ...............   3000           $  44,700
                                                                       ---------
     SPECIALIZED HEALTH SERVICES - 0.99%

     OCA, Inc.* .....................................   5000           $   9,400
                                                                       ---------
     TEXTILE (APPAREL CLOTHING) - 3.75%

     Liz Claiborne, Inc. ............................    900           $  35,784
                                                                       ---------
     TOTAL COMMON STOCKS (COST $830,507) ............................. $ 942,752
                                                                       ---------

CASH EQUIVALENTS - 0.74%

     MONEY MARKET FUNDS

     Prime Obligation Fund ISS (2.73% Yield) ......... 7,052           $   7,052
                                                                       ---------
     TOTAL CASH EQUIVALENTS (COST $7,052) ............................ $   7,052
                                                                       ---------

TOTAL INVESTMENTS (COST $837,559) - 99.65% ........................... $ 949,804
                                                                       ---------

CASH AND OTHER ASSETS NET OF LIABILITIES - 0.35% ....................  $   3,379
                                                                       ---------

NET ASSETS - 100.00% ................................................. $ 953,183
                                                                       =========

*  Non-income producing security
** Aegon NV is domiciled in the Netherlands
   Aspen Insurance Holdings Ltd. is domiciled in Bermuda



The accompanying notes are an integral part of the financial statements.

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005

                      Statement of Assets and Liabilities
                           June 30, 2005 (Unaudited)

ASSETS

     Investments, at Market Value (Cost - $837,559) ................. $ 949,804
     Cash ...........................................................     2,686
     Dividends Receivable ...........................................     1,028
     Capital Stock Sold Receivable ..................................         0
     Receivable Due from Adviser ....................................       555
     Other Assets ...................................................     1,313
                                                                      ---------
     Total Assets ................................................... $ 955,386
                                                                      ---------
LIABILITIES

     Accrued Investment Advisory Fee ................................ $     778
     Other Payables and Accrued Expenses ............................     1,425
                                                                      ---------
     Total Liabilities .............................................. $   2,203
                                                                      ---------

NET ASSETS

     Capital (Par value and paid in surplus) ........................ $ 808,109
     Undistributed Net Investment income ............................     2,109
     Undistributed Realized Gain on Investments .....................    30,720
     Net Unrealized Appreciation on Investments .....................   112,245
                                                                      ---------
     Net Assets ..................................................... $ 953,183
                                                                      =========
     Shares of Beneficial Interest Outstanding ......................    80,586
                                                                      ---------
     Net Asset Value Per Share ...................................... $   11.83
                                                                      =========

The accompanying notes are an integral part of the financial statements.

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005


                             Statement of Operations
                January 1, 2005 through June 30, 2005 (Unaudited)



INVESTMENT INCOME

     INCOME

     Dividends ...................................................... $   7,790
     Interest .......................................................       137
                                                                      ---------
     Total Income ................................................... $   7,927
                                                                      ---------
     EXPENSES

     Investment Advisory Fees (Note 3)............................... $   4,615
     Custodian Fees and Expenses ....................................     1,375
     Audit and Accounting Fees ......................................     1,500
     Directors' Fees and Expenses ...................................       100
     Other Fees and Expenses ........................................     1,443
                                                                      ---------
     Total Expenses ................................................. $   9,033
     Less Expenses Reimbursed by Adviser (Note 3)....................    (3,215)
                                                                      ---------
     Net Expenses ................................................... $   5,818
                                                                      ---------
     Net Investment Income/(Loss) ................................... $   2,109
                                                                      ---------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

     Realized Gain/(Loss) on Investments ............................ $  33,459
     Change in Unrealized Appreciation on Investments ...............   (32,274)
                                                                      ---------
     Net Realized and Unrealized Gain/(Loss) on Investments ......... $   1,185
                                                                      ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................... $   3,294
                                                                      =========


The accompanying notes are an integral part of the financial statements.

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005

                       Statement of Changes in Net Assets
                January 1, 2005 through June 30, 2005 (Unaudited)


                                                          6 Months      Year
                                                           Ending      Ending
                                                          6/30/2005    2004(a)
                                                          ---------   ---------
CHANGE IN NET ASSETS

     FROM OPERATIONS

     Net Investment Income/(Loss)  ...................... $    2109   $    (887)
     Net Realized Gain/(Loss) on Investments ............    33,459      (2,738)
     Net Increase/(Decrease) in Unrealized
     Appreciation on Investments ........................   (32,274)    144,519
                                                          ---------   ---------
     Net Increase/(Decrease) in Net Assets
     from Operations .................................... $   3,294   $ 140,894
                                                          ---------   ---------
     FROM DISTRIBUTIONS TO SHAREHOLDERS

     Net Investment Income .............................. $       0   $       0
     Net Realized Gains .................................         0           0
                                                          ---------   ---------
     Net Increase/(Decrease) in Net Assets
     from Distributions ................................. $       0   $       0
                                                          ---------   ---------
     FROM CAPITAL SHARE TRANSACTIONS

     Proceeds from Sale of Shares ....................... $  10,000   $ 349,000
     Shares Issued in Reinvestment of Dividends .........         0           0
     Cost of Shares Redeemed ............................         0           0
                                                          ---------   ---------
     Net Increase/(Decrease) in Net Assets
     from Share Transactions ............................ $  10,000   $ 349,000
                                                          ---------   ---------

NET ASSETS

     Total Increase/(Decrease) in Net Assets ............ $  13,294   $ 489,894
     Net Assets at Beginning of Period ..................   939,889     449,995
                                                          ---------   ---------
     Net Assets at End of Period ........................ $ 953,183   $ 939,889
                                                          =========   =========

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005

                                                          6 Months      Year
                                                           Ending      Ending
                                                          6/30/2005    2004(a)
                                                          ---------   ---------
SHARES TRANSACTIONS

     Issued .............................................       894      34,692
     Reinvested .........................................         0           0
     Redeemed ...........................................         0           0
                                                          ---------   ---------
     Net Increase/(Decrease) in Shares ..................       894      34,692
     Shares Outstanding at Beginning of Period ..........    79,692      45,000
                                                          ---------   ---------
     Shares Outstanding at End of Period ................    80,586      79,692
                                                          =========   =========


(a) The Fund commenced operations on January 15, 2004


The accompanying notes are an integral part of the financial statements.

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005


                              Financial Highlights
                    For a Share Outstanding During Each Period
                      January 1, 2005 through June 30, 2005


                                                          6 Months      Year
                                                           Ending      Ending
                                                          6/30/2005    2004(a)
                                                          ---------   ---------


     Net Asset Value at Beginning of Period ............. $   11.79   $   10.00
                                                          ---------   ---------
     INCOME FROM INVESTMENT OPERATIONS

     Net Investment Income/(Loss) ....................... $    0.03   $   (0.01)
     Net Realized and Unrealized Gain/(Loss) on
     Investments ........................................      0.01        1.80
                                                          ---------   ---------
     Total from Investment Operations ................... $    0.04   $    1.79
                                                          ---------   ---------
     LESS DISTRIBUTIONS TO SHAREHOLDERS

     From Net Investment Income ......................... $    0.00   $    0.00
     From Net Realized Gain .............................      0.00        0.00
                                                          ---------   ---------
     Total Distributions to Shareholders ................ $    0.00   $    0.00
                                                          ---------   ---------

     Net Asset Value at End of Period ................... $   11.83   $   11.79
                                                          =========   =========

     Total Return (b) ...................................     0.29%      17.94%

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005


                                                          6 Months      Year
                                                           Ending      Ending
                                                          6/30/2005    2004(a)
                                                          ---------   ---------
RATIOS AND SUPPLEMENTAL DATA

     Net Assets at End of Period ($1000s) ............... $     953   $     940

     RATIOS TO AVERAGE NET ASSETS

     Expenses ...........................................  1.25% (c)      1.25%
     Expenses before reimbursement ......................  1.94% (c)      2.38%
     Net Investment Income/(Loss) .......................  0.46% (c)     (0.13%)
     Net Investment Income/(Loss) before reimbursement .. (0.24%)(c)     (1.26%)
     Portfolio Turnover Rate ............................  14.6%          56.0%


(a) The Fund commenced operations on January 15, 2004
(b) Not annualized
(c) Annualized


The accompanying notes are an integral part of the financial statements.

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                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005

                         Notes to Financial Statements
                           June 30, 2005 (Unaudited)

1. ORGANIZATION

Foresight Funds Inc. (the "Company"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Company's Articles of Incorporation permit the Board of Directors of the Company (the "Board") to issue 100,000,000 shares of common stock at $.0001 par value per share. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with respect to such series. A single series of shares comprising the Foresight Value Fund
(the "Fund"), has been authorized. The Fund's investment objective is to provide long-term capital appreciation by primarily investing in equities. Foresight Asset Management, LLC (the "Adviser") serves as investment adviser to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Readily marketable securities listed on the New York Stock Exchange are valued at their last sales price of the day for which the value is being determined. If there has been no sale of a security on such day, the security is valued at the mean of the closing bid and asked prices. Readily marketable securities listed on other national securities exchanges are valued in a similar manner. If market quotations are not readily available for an asset, the Fund's Board will value such assets at a fair value determined in good faith.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. As of June 30, 2005, the Fund had a capital loss carryover of $3,459, which expires in 2012, available to offset future capital gains, if any.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005

Accounting for Investments - Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis. Interest income is recorded on an accrual basis or monthly as paid.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS

The Fund retains Foresight Asset Management, LLC as its investment adviser. The Adviser provides the Fund with investment advice and transfer agent, accounting and administrative services.

Under the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser receives an annualized management fee equal to 1% of the Fund's average daily net asset value, computed daily. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the Fund. Under the Agreement,the Adviser is obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the management fee) in any year exceed the sum of 1.25% of the average daily net asset values of the Fund during such year. The expenses incurred by the Fund exceeded the percentage limitation during the period from January 1, 2005 through June 30, 2005 and the Adviser reimbursed the Fund $3,215.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the 1940 Act. As of June 30, 2005, Michael M. Bissell and Hilda M. Bissell, joint tenants in common, held 61.52% of the outstanding

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005


Fund shares and Michael M. Bissell, as custodian for his daughters, held an additional 19.96% of the outstanding Fund shares.

No remuneration was paid to Fund officers and $100 was paid to Fund directors during the period from January 1, 2005 through June 30, 2005.

4.  INVESTMENTS

For the period from January 1, 2005 through June 30, 2005, purchases and sales of investment securities, other than short-term investments, aggregated $199,286 and $133,710, respectively. The gross unrealized appreciation for all securities totaled $140,185 and the gross unrealized depreciation for all securities totaled ($27,940) for a net unrealized appreciation of $112,245. The aggregate cost of securities for federal income tax purposes as of June 30, 2005 was $837,559.

5.  DISTRIBUTION TO SHAREHOLDERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on federal income tax regulations. As of June 30, 2005, no distributions have been made.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005




                     FORESIGHT FUND'S OFFICERS AND DIRECTORS

The Statement of Additional Information (SAI) includes additional information about Fund directors and is available, free of charge, by calling our toll-free number 1-877-FSV-FUND (378-3863) to request a copy.

Name and Age: Michael M. Bissell, Age 52
Address: 24695 Deer Ridge Ln. Athens, AL 35613
Position(s) Held: Chairman of the Board of Directors, President and Treasurer Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: President and Treasurer of Foresight Funds, Inc.; President of Foresight Asset Management, LLC; Engineering Supervisor, Bechtel Power
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

Name and Age:  Hilda M. Bissell, Age 49
Address: 24695 Deer Ridge Ln. Athens, AL 35613
Position(s) Held:  Secretary
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: Secretary of
Foresight Funds, Inc.; Family Practice Physician

Name and Age:  Herbert R. Leita, Age 53
Address: 4166 Triangle Cr., Kingsport, TN 37664
Position(s) Held:  Independent Director
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: Project Engineer, Bechtel, Inc. Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005


Name and Age:  Rebecca L. Leita, Age 51
Address: 4166 Triangle Cr., Kingsport, TN 37664
Position(s) Held:  Independent Director
Term of Office and Length of Time Served: Indefinite term; Since Fund's inception
Principal Occupation(s) During Past Five Years: Owner, All Occasion Gift Basket and Flowers
Number of Fund Complex Portfolios Overseen by Director: 1
Other Directorships Held by Director: None

QUARTERLY PORTFOLIO HOLDINGS REPORT

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICY

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling the Fund at 1-877-FSV-FUND (378-3863) or on the SEC's website at http://www.sec.gov.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2005


DIRECTORS AND PRINCIPAL OFFICERS

Michael M. Bissell, Chairman, President, and Treasurer
Hilda M. Bissell, Secretary
Herbert R. Leita, Director
Rebecca L. Leita, Director

INVESTMENT ADVISOR

FOresight Asset Management, LLC
24695 Deer Ridge Ln.
Athens, AL 35613

INDEPENDENT ACCOUNTANTS

Marmann, McCrary & Associates, P.C.
900 E. 2nd St.
Sheffield, AL 35660

CUSTODIAN

Mission Management & Trust Co.
3567 E. Sunrise Drive, Ste. 235
Tucson, AZ 85718



This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 10. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 12, 2005 [within 90 days of filing date of this Form N-CSR], the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b)  Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
     Section 906 of the Sarbanes - Oxley Act of 2002 is filed herewith.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Foresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  8/19/05


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  8/19/05


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, Treasurer

Date:  8/19/05